UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

CORE BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Core Bond Fund

Performance review

For the six months ended June 30, 2023, Class I shares of Western Asset Core Bond Fund returned 2.45%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned 2.09% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	2.26%
Class C	1.81%
Class C1	1.88%
Class FI	2.26%
Class R	2.11%
Class I	2.45%
Class IS	2.37%
Bloomberg U.S. Aggregate Index	2.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.92%, 3.37%, 3.44%, 4.06%, 3.76%, 4.44% and 4.48%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been 3.41% and 4.37%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.51%, 1.29%, 0.81%, 1.14%, 0.54% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Core Bond Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the

IV	Western Asset Core Bond Fund

U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.26%	$1,000.00	$1,022.60	0.82%	$4.11	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1.81	1,000.00	1,018.10	1.52	7.61	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	1.88	1,000.00	1,018.80	1.40	7.01	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class FI	2.26	1,000.00	1,022.60	0.83	4.16	Class FI	5.00	1,000.00	1,020.68	0.83	4.16
Class R	2.11	1,000.00	1,021.10	1.12	5.61	Class R	5.00	1,000.00	1,019.24	1.12	5.61
Class I	2.45	1,000.00	1,024.50	0.45	2.26	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	2.37	1,000.00	1,023.70	0.41	2.06	Class IS	5.00	1,000.00	1,022.76	0.41	2.06

2	Western Asset Core Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 36.9%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,861,403
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	11,095,067
AT&T Inc., Senior Notes	1.650%	2/1/28	15,520,000	13,346,380
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,589,612
AT&T Inc., Senior Notes	2.550%	12/1/33	5,500,000	4,322,015
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,144,293
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,528,829
AT&T Inc., Senior Notes	4.350%	6/15/45	5,210,000	4,370,537
AT&T Inc., Senior Notes	3.500%	9/15/53	12,461,000	8,830,168
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	8,515,411
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	572,614
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,449,615
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	210,225
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,455,690
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,219,800
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,939,083
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,829,752
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,302,256
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,295,015
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,621,570
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,526,003
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,541,069
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,430,000	13,722,798
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	22,409,000	18,030,884
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	45,288,000	42,753,167
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,078,269
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	11,345,574
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,714,762
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	11,066,000	8,961,507
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	3,077,278
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	4,719,461
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	567,444
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	16,750,000	13,609,605
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	9,765,917
Total Diversified Telecommunication Services				240,913,073
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	39,604

See Notes to Financial Statements.

4	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Entertainment — continued
Walt Disney Co., Senior Notes	6.650%	11/15/37	$1,970,000	$2,279,370
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	6,220,000	6,226,560
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,182,098
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,170,448
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	21,170,000	18,784,940
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,391,644
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	20,140,000	16,412,303
Total Entertainment				52,486,967
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,593,347
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,084,574
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,633,204
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,478,419
Total Interactive Media & Services				8,789,544
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	27,894,000	27,362,534
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	862,182
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,905,069
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	22,226,009
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,964,280
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	11,290,000	9,913,729
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	165,795
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,337,000	7,108,356

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	$3,280,000	$2,196,806
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,327,506
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,855,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,591,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	6,998,876
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	9,320,000	7,039,590
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	11,220,000	7,352,216
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	5,148,301
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,384,918
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,235,468
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,632,945
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,744,098
Comcast Corp., Senior Notes	4.150%	10/15/28	29,841,000	28,927,551	(a)
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,604,199
Comcast Corp., Senior Notes	4.250%	10/15/30	17,737,000	17,091,313
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,009,208
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,801,420
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,983,355
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,183,213
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,482,316
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	524,309
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,259,902
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,785,236

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.000%	3/1/48	$6,080,000	$5,073,622
Comcast Corp., Senior Notes	3.999%	11/1/49	3,070,000	2,537,281
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,844,198
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,420,158
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	4,254,284
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,862,027
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,105,563
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	16,886,252
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,301,480
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	411,036
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	947,275
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,466,033
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	14,989
Total Media				246,791,391
Wireless Telecommunication Services — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC,
Senior Secured Notes	4.738%	3/20/25	615,125	607,299	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	6,820,000	6,560,523
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,259,628
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,820,000	21,958,836
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	7,900,000	6,569,031
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	19,220,000	15,387,861
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,020,000	3,552,909
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,673,099
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,615,480
Total Wireless Telecommunication Services				61,184,666
Total Communication Services				610,165,641
Consumer Discretionary — 2.2%
Automobiles — 0.1%
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,497,300
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	411,068
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	710,021
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,176,607

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Co., Senior Notes	5.950%	4/1/49	$716,000	$669,521
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	910,255
Total Automobiles				9,374,772
Broadline Retail — 0.9%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,595,650
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,287,277
Amazon.com Inc., Senior Notes	1.200%	6/3/27	8,090,000	7,103,465
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,261,000	5,895,576
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,833,782
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,105,294
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,794,821
Amazon.com Inc., Senior Notes	3.600%	4/13/32	21,400,000	19,964,529	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	6,128,062
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,074,474
Amazon.com Inc., Senior Notes	4.050%	8/22/47	28,455,000	25,563,674	(a)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	19,520,000	13,000,659
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,288,628
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,641,717	(b)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	9,712,783	(b)
Prosus NV, Senior Notes	3.832%	2/8/51	14,500,000	8,917,239	(b)
Total Broadline Retail				135,907,630
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,703,764
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,610,000	2,454,052
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,233,842
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,335,083
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,822,979
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,370,972
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,448,576
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,451,060
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,466,250
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,846,010
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,621,850
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	631,673
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,400,000	8,143,675
Sands China Ltd., Senior Notes	5.625%	8/8/25	7,559,000	7,379,416
Sands China Ltd., Senior Notes	5.900%	8/8/28	31,015,000	29,592,975
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,690,000	3,912,825

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	4.875%	6/18/30	$15,340,000	$13,670,267
Sands China Ltd., Senior Notes	3.750%	8/8/31	21,050,000	17,151,245
Total Hotels, Restaurants & Leisure				133,236,514
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	168,310
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,870,287
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	726,473
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,894,535
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,250,000	4,267,387
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	697,656
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,410,000	7,189,112
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,658,837
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,723,948
Total Specialty Retail				31,028,235
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,587,941
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	5,686,016
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,386,831
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,320,204
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	949,274
Total Textiles, Apparel & Luxury Goods				17,930,266
Total Consumer Discretionary				327,645,727
Consumer Staples — 1.8%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	12,824,647
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,181,000	14,522,641
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,229,243
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	21,378,000	21,296,907
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,522,398
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	9,611,149
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	966,000	897,593

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	$4,520,000	$4,768,413
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,415,039
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,693,443
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,023,986
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,224,378
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,816,161
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,327,260
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	725,437
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	708,792
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,004,679
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,707,369
Total Beverages				94,319,535
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	10,150,917
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,332
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,192,134
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,402,991
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,554,558
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	937,703
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,678,539
Total Consumer Staples Distribution & Retail				25,925,174
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,425,921	(b)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,040,004	(b)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,778,051
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,442,997
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	288,875
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	33,710
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,124,250	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	8,887,237	(b)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,241,890	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,343,036
Total Food Products				38,605,971
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,653,223
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,130,467
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,176,463
Total Household Products				5,960,153

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Personal Care Products — 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	$6,490,000	$6,077,321
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,482,960
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,296,221
Kenvue Inc., Senior Notes	4.900%	3/22/33	11,140,000	11,278,572	(b)
Total Personal Care Products				28,135,074
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,666,497
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,807,991
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	1,994,172
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	1,849,561
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,542,271
Altria Group Inc., Senior Notes	5.950%	2/14/49	21,954,000	20,864,997
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	686,228
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	16,332,992
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,530,000	3,027,893
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,017,000	3,697,167
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,517,133	(b)
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,594,268
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,212,955
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	1,070,562
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,433,734
Total Tobacco				77,298,421
Total Consumer Staples				270,244,328
Energy — 6.1%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	75,384
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	973,945
Total Energy Equipment & Services				1,049,329
Oil, Gas & Consumable Fuels — 6.1%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	80,232
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	9,655,236
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,426,776
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	13,509,066
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	12,275,505
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,383,113

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	$9,410,000	$8,755,366
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,097,498
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,510,000	10,127,266
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	821,498
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	519,592
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,516,233	(b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	13,062,821	(b)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,161,843
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,498,708
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	6,493,557
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,667,949
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	358,430
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	630,904
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,840,505
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,875,000	13,978,743
Continental Resources Inc., Senior Notes	4.900%	6/1/44	7,230,000	5,624,824
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	11,379,000	10,732,922
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	23,656,572
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,797,073
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,011,193
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,288,221
Devon Energy Corp., Senior Notes	5.600%	7/15/41	16,630,000	15,672,352
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	7,995,448
Devon Energy Corp., Senior Notes	5.000%	6/15/45	21,328,000	18,517,068
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,449,067
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,852,000	12,481,206
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	6,100,000	5,228,030
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,090,000	4,031,930
Ecopetrol SA, Senior Notes	5.875%	5/28/45	70,455,000	48,338,105
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,094,778
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,654,351
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,014,672
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,638,269
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,851,160

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	5.250%	4/15/29	$6,358,000	$6,211,170
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	19,693,171
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,069,597
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	468,853
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,577,790
Energy Transfer LP, Senior Notes	6.250%	4/15/49	11,182,000	10,933,182
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,572,988
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,179,844
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	21,270,000	18,639,096
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	494,460
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	518,942
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,584,235
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	378,924
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,778,976
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,628,655
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,193,624
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,300,000	10,191,174
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	698,985
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,590,000	2,149,104	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	198,775
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,282,000	13,002,043
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,890,000	6,190,854
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,795,000	16,597,910
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,239,650
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	16,867,606
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,817,036

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	$13,168,000	$11,697,445
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,450,000	6,057,100
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,845,466
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,226,566
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,110,000	2,822,150
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,110,774
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	11,725,950	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	11,058,774	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,402,698	(b)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	347,703
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,756,399
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	119,906
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	631,905
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	733,962
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	492,897
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	124,407
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,756,395
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	13,773,368
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	14,600,000	13,467,918
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	838,616
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	790,000	693,741
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,572,642
MPLX LP, Senior Notes	4.000%	3/15/28	4,267,000	4,024,233
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,625,074
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,712,664
MPLX LP, Senior Notes	5.200%	3/1/47	11,830,000	10,391,498
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,158,889
MPLX LP, Senior Notes	4.700%	4/15/48	8,277,000	6,804,990
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,317,232
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	288,720

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	$627,000	$619,570
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,316,879
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,032,232
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	10,326,419
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,246,913
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,315,209
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,046,153
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	3,922,537
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,570,000	2,649,670
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,281,991
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,373,754
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,409,919
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,959,561	(b)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,091,696
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	23,663,674	(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,928,468	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,315,123
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	2,430,034
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	7,622,581
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,367,000	5,261,782
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,702,825
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,912,479
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,630,000	13,618,050
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,766,071	(b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	16,080,445	(b)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	133,891	(b)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,340,046
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,650,000	7,564,111
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	9,868,560
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,343,048
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,686,556
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,214,740
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,290,000	12,883,531
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	19,252,000	19,053,223	(b)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,586,538

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Corp., Senior Notes	5.200%	7/1/27	$10,940,000	$10,747,273
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,151,446
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,632,435	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	17,812,826
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,340,000	4,751,614
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,630,000	2,516,332
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	10,140,000	9,113,307
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,327,755
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,476,198
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,338,154
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,515
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,825,000	10,482,415
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	6,086,000	5,318,726
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	6,059,811
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	2,260,000	1,959,581
Total Oil, Gas & Consumable Fuels				925,676,475
Total Energy				926,725,804
Financials — 12.1%
Banks — 8.2%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,305,195	(b)
Banco Santander SA, Senior Notes	2.746%	5/28/25	33,000,000	30,999,166
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	936,718	(c)
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	4,984,426
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,098,074
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,383,451
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,839,651
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	49,280,000	45,162,465	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,390,352	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	11,938,077	(c)

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$15,760,000	$13,238,968	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,525,610	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	17,046,000	15,646,642	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,711,000	7,174,083	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,118,236	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	3,717,000	3,018,354	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	5,000,000	4,685,470	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	22,684,000	21,020,701	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	25,140,000	20,865,030	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	11,720,000	10,093,540	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,159,379	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	33,190,000	31,222,324	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,309,639
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,797,392
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,062,901
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,729,376
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,296,454	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	11,970,363

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$1,316,000	$1,160,453	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	18,704,992
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,547,416
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	3,856,056	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	4,634,137	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	7,143,612	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,316,921	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	7,464,229	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,180,198	(b)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	10,110,285	(b)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,139,012	(b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	27,240,000	26,676,229	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	8,421,072	(b)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	3,019,000	2,733,943	(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,460,240	(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,602,799
Citigroup Inc., Senior Notes	8.125%	7/15/39	6,491,000	8,311,227
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,248,087
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,518,729
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,084,776	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	57,290,000	47,823,398	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	4,977,000	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	18,054,000	16,782,307	(c)

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	$15,970,000	$14,117,842	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	19,648,000	18,183,738	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,429,174	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	5,380,000	5,250,054	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	10,860,000	10,514,136	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,420,872
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,707,388
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,286,165
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	24,152,645
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	436,187
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	616,740
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	608,272
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,317,562
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	613,541
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,725,993
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	8,717,212
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	778,328
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,202,325	(b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,664,207	(b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,348,161	(b)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,452,916	(b)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,335,771	(b)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,515,732	(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	10,046,000	9,988,897	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	$9,745,000	$9,096,596	(b)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,627,762	(b)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,401,520	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	964,115
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,350,000	16,066,853	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 3 mo. Term SOFR + 1.473%)	3.803%	3/11/25	13,793,000	13,527,373	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	11,121,000	10,423,712	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	203,422
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,216,096
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,135,658	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,139,389	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,092,775	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,543,530	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	19,530,000	16,009,497	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,816,812	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,799,697	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,793,923	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	19,448,000	19,282,980	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	6,157,000	5,856,917	(c)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	$17,991,000	$17,255,356	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,770,575	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,579,010
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,423,099
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,826,124
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	7,987,964
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	6,615,918
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,717,067
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,252,628	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,352,314	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,701,584	(c)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,496,843
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	15,460,000	15,398,427	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	4,280,000	4,256,519	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,279,519
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	19,350,000	17,738,504
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	397,971	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	397,686	(b)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,241,322
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,100,000	4,843,445

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	$8,060,000	$8,066,974	(c)
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	13,855,857
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,240,000	1,099,946	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	8,530,000	8,533,150	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,450,000	3,476,547	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,557,293
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,138,018
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,146,324
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,352,223	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	18,000,000	15,561,412	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,970,000	7,680,502	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,832,797	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	103,670,000	96,639,754	(c)
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	133,702
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,217,977
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	405,421
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,463,325
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,285,277
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	3,938,664
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	13,051,839
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	11,184,199
Total Banks				1,235,404,716
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior
Notes	1.600%	4/24/25	3,860,000	3,618,564
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,113,018
Credit Suisse AG, Senior Notes	4.750%	8/9/24	2,000,000	1,955,383
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,562,746
Credit Suisse AG, Senior Notes	7.950%	1/9/25	18,480,000	18,864,272
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	6,027,348
Credit Suisse AG, Senior Notes	7.500%	2/15/28	20,890,000	22,210,924

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Capital II, Junior
Subordinated Notes (3 mo. USD LIBOR + 0.768%)	6.264%	7/31/23	$22,000	$17,215	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,134,962
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	999,263
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,326,307
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,805,418
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,965,000	10,286,841
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	5,908,194
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,896,186
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,291,520
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,007,021	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	4,012,052	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,817,407	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	828,817	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,225,595	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	8,956,000	8,420,390	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	23,236,000	21,588,973	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	31,995,000	30,239,494	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,150,984
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,277,646
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,411,000	17,201,765
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,050,000	3,935,705
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,030,000	977,752
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	302,430	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$18,980,000	$17,825,146	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	11,500,000	9,144,760	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	832,415	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,473,624	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	25,630,000	23,108,307	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,449,000	6,959,967	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,317,448	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,011,838
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,268,623	(b)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	27,080,083	(b)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,610,875	(b)
UBS Group AG, Senior Notes	4.550%	4/17/26	457,000	439,546
UBS Group AG, Senior Notes	4.253%	3/23/28	11,773,000	10,936,621	(b)
UBS Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,333,213
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	13,957,356	(b)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,904,309	(b)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	4,200,000	3,273,821	(b)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	11,492,688	(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	16,035,785	(b)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,536,423	(b)(c)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	$6,030,000	$5,719,352	(b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	28,855,000	34,608,236	(b)(c)
Total Capital Markets				427,874,628
Consumer Finance — 0.2%
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,493,385
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	19,988,556
American Express Co., Senior Notes	4.050%	5/3/29	10,580,000	10,083,879
Total Consumer Finance				37,565,820
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	19,250,000	17,207,999
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	15,179,746
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	9,740,000	7,972,975
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	277,555
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	6,699,430
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.314%	12/21/65	3,743,000	2,617,130	(b)(c)
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	818,719
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,666,074
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,550,000	13,402,702
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,544,381	(b)
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,783,471	(b)(c)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,570,821
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,757,604
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	3,094,199
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	541,409	(b)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,324,046

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financial Services — continued
Visa Inc., Senior Notes	3.150%	12/14/25	$6,117,000	$5,865,687
Visa Inc., Senior Notes	4.300%	12/14/45	6,643,000	6,168,976
Total Financial Services				109,492,924
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	2,554,000	2,406,755
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	100,429
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,119,257
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,503,229	(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,360,618
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,688,194	(b)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,309,554	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	102,925	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,173,501	(b)
Total Insurance				22,764,462
Total Financials				1,833,102,550
Health Care — 3.0%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,479,690
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,016,376
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	3,955,290
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,121,691
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,336,980
AbbVie Inc., Senior Notes	3.200%	11/21/29	36,490,000	33,020,330
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	222,063
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,097,506
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,509,000	12,532,468
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,439,300
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,646,599
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	653,840
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,737,754
Total Biotechnology				91,259,887
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	10,593,153

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — continued
Abbott Laboratories, Senior Notes	4.750%	11/30/36	$1,836,000	$1,844,745
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,718,996
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	2,910,000	2,847,519
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	326,326
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,120,411
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	399,440
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	7,219,535	(b)
Total Health Care Equipment & Supplies				28,070,125
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,565,255
Cigna Group, Senior Notes	3.750%	7/15/23	4,734,000	4,729,796
Cigna Group, Senior Notes	4.125%	11/15/25	2,499,000	2,433,669
Cigna Group, Senior Notes	4.375%	10/15/28	25,372,000	24,546,433
Cigna Group, Senior Notes	4.800%	8/15/38	10,930,000	10,329,169
Cigna Group, Senior Notes	4.900%	12/15/48	4,290,000	3,995,367
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	307,704
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,472,007
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,640,504
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,238,031
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,300,000	10,371,878
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,518,085
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,360,128
CVS Health Corp., Senior Notes	4.780%	3/25/38	17,470,000	16,132,249
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,855,805
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,808,192
CVS Health Corp., Senior Notes	5.050%	3/25/48	17,778,000	16,399,415
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,441,095
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	293,299	298,991
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,192,005	3,166,668
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,732,602
Elevance Health Inc., Senior Notes	3.650%	12/1/27	7,067,000	6,676,749
Elevance Health Inc., Senior Notes	4.100%	5/15/32	5,510,000	5,138,581
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	2,030,452
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,158,774
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,563,070
Humana Inc., Senior Notes	3.700%	3/23/29	15,270,000	13,994,616
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,600,930
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,837,197

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.625%	12/1/42	$779,000	$690,113
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	219,529
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	3,895,858
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,184,462
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	795,659
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	10,630,000	10,166,223
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,480,826
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,167,479
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,593,895
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	3,000,000	3,119,195
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	622,697
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,889,278
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,663,896
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,447,359
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,243,875
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,399,880
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,571,473
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	1,073,441
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,290,415
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	538,102
Total Health Care Providers & Services				230,397,067
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	9,925,701
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,586,098
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	4,934,322
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,174,220
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,351,778
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,310,037
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,968,176
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,596,958
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	7,412,212
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,573,794
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	7,343,488
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,034,319
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,209,244
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,147,577
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,963,863
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	9,541,117

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	$1,980,000	$1,973,310
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,361,880
Total Pharmaceuticals				100,408,094
Total Health Care				450,135,173
Industrials — 2.6%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,220,157
Boeing Co., Senior Notes	4.875%	5/1/25	24,660,000	24,317,810
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,296,150
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,366,834
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,634,225
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,815,630
Boeing Co., Senior Notes	5.150%	5/1/30	16,070,000	15,925,378
Boeing Co., Senior Notes	3.250%	2/1/35	19,527,000	15,845,772
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	451,354
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	11,769,559
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,482,299
Boeing Co., Senior Notes	5.805%	5/1/50	22,830,000	22,766,040
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	7,423,994
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	626,318
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,452,272
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,663,680
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	249,332
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	2,811,000	2,727,538
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,629,521
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	531,347
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	18,680,000	16,468,940
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	11,159,000	10,729,156
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,766,211
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	38,158,452
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,854,855
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,802,691
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,180,554
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,940,000	5,858,446
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	767,306
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,266,800
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,950,000	9,392,423
Total Aerospace & Defense				233,441,044

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Air Freight & Logistics — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	$41,179,000	$38,551,986	(b)
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	345,459
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	481,107
Total Building Products				826,566
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,074,784
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,270,952
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,517,476
Total Commercial Services & Supplies				9,863,212
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,249,045
Emerson Electric Co., Senior Notes	2.800%	12/21/51	23,020,000	15,712,218
Total Electrical Equipment				17,961,263
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,160,000	794,583
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,191,989
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,077,725
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,530,000	5,681,339
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	135,749
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,383,610
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	5,063,157
Total Ground Transportation				20,328,152
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	16,538,000	14,215,083
3M Co., Senior Notes	3.050%	4/15/30	771,000	695,350
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	2,790,469
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,359,055
Total Industrial Conglomerates				22,059,957
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,683,833
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	11,222,935
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,791,111
Total Machinery				15,697,879
Passenger Airlines — 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,383,654

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Passenger Airlines — continued
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	$9,816,000	$9,606,140	(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,290,000	10,968,173	(b)
Total Passenger Airlines				21,957,967
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,390,895
Air Lease Corp., Senior Notes	5.300%	2/1/28	7,240,000	7,110,658
Total Trading Companies & Distributors				11,501,553
Total Industrials				392,189,579
Information Technology — 2.2%
IT Services — 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	16,188,329
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	7,165,259
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,852,098
Broadcom Inc., Senior Notes	3.137%	11/15/35	28,260,000	21,687,215	(b)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	194,373	(b)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,467,668	(b)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	827,881
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,754,304
Intel Corp., Senior Notes	5.125%	2/10/30	5,220,000	5,255,098
Intel Corp., Senior Notes	5.200%	2/10/33	5,350,000	5,403,464
Intel Corp., Senior Notes	4.750%	3/25/50	6,335,000	5,732,265
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,819,182
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,503,026
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,160,000	7,127,449
Micron Technology Inc., Senior Notes	5.875%	9/15/33	2,270,000	2,250,619
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	689,730
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	7,438,679
NVIDIA Corp., Senior Notes	3.500%	4/1/50	13,177,000	10,723,655
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,473,938
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,878,163
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	7,857
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,491,153
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,340,000	4,788,797
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,896,243

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	$7,100,000	$6,371,586
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	34,809,495	(a)
Total Semiconductors & Semiconductor Equipment				155,609,197
Software — 0.9%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	7,593,823
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,880,473
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,874,735
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,338,669
Microsoft Corp., Senior Notes	2.400%	8/8/26	8,721,000	8,189,410
Microsoft Corp., Senior Notes	3.300%	2/6/27	37,020,000	35,618,107
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	101,305
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,472,996
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,031,000	2,256,948
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	648,530
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	14,671,219
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,196,585
Oracle Corp., Senior Notes	4.650%	5/6/30	7,230,000	6,990,087
Oracle Corp., Senior Notes	2.875%	3/25/31	25,910,000	22,127,129
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	8,890,081
Total Software				128,850,097
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	15,053,338
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,360,597
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,621,828
Total Technology Hardware, Storage & Peripherals				28,035,763
Total Information Technology				328,683,386
Materials — 2.0%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	17,321,000	16,646,728	(b)
MEGlobal BV, Senior Notes	2.625%	4/28/28	28,240,000	24,678,682	(b)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,697,860	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,773,280	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	10,728,655	(b)
Total Chemicals				69,525,205
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,768,239	(b)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,179,452	(b)

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	$2,212,000	$2,081,676	(b)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	762,973
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,895,134
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	7,872,392
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,665,000	13,856,241	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	34,500,000	26,175,375	(b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,798,743
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,000,000	2,801,381
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	11,996,466	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,740,527	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,015,959	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	37,038,000	35,461,674
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,846,000	5,981,920
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	36,297,000	37,446,869
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	7,020,646
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,770,341
Total Metals & Mining				190,626,008
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	49,955,000	49,682,745
Total Materials				309,833,958
Real Estate — 0.0%††
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,706,281	(b)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,009,182	(b)
Total Real Estate				4,715,463
Utilities — 0.9%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	6,213,759	(b)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,298,018	(b)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,446,672	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	$10,000,000	$7,912,381	(b)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	15,728,743	(b)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,676,721
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,008,586
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,514,310
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,357,953
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	1,970,000	1,769,710
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,557,000	7,025,556
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,508,492	(b)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,701,657
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,100,000	3,213,054
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	560,293
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,180,000	2,664,605
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,522,103	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,696,019	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	18,734,000	16,736,774	(e)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	15,426,000	14,929,206	(b)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,148,232
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	2,000,000	1,625,379
Total Electric Utilities				127,258,223

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	$2,680,000	$2,437,863
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,539,903
Total Multi-Utilities				3,977,766
Total Utilities				131,235,989
Total Corporate Bonds & Notes (Cost — $6,367,215,608)				5,584,677,598
Mortgage-Backed Securities — 33.0%
FHLMC — 8.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-2/1/53	107,442,513	102,422,181
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36-3/1/53	16,322,854	16,535,904
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-6/1/52	75,659,534	69,573,626
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-4/1/53	58,944,098	57,936,568
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	108,300,881	87,686,291
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	1/1/41-1/1/51	118,243,335	97,601,458	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	385,472,784	330,776,086
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	281,487,731	235,013,487
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42-4/1/52	48,948,503	43,507,862
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	60,905,672	58,868,337
Federal Home Loan Mortgage Corp. (FHLMC)	2.872%	11/1/47	10,103,271	9,562,828	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.005%	11/1/48	28,920,075	27,105,269	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	3.098%	2/1/50	13,490,539	12,789,339	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	1/1/52	24,457,415	20,906,534	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/52	3,298,048	3,099,574	(f)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52	$5,828,129	$5,608,023	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/52	2,390,051	2,347,396	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53-5/1/53	56,855,582	56,741,695
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	31,991,707	32,859,087
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.107%	3/1/47	2,529,967	2,378,336	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	8,864,259	8,752,211
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-3/1/44	2,231,783	2,235,772
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	243,736	257,839
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	155,598	162,253
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	5,385,466	5,042,650
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,257,203	1,257,769
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	92,508	96,223
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	24,433,083	23,419,400
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	24,017,595	21,616,610
Total FHLMC				1,336,160,608
FNMA — 15.9%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	655,847	626,508
Federal National Mortgage Association (FNMA)	7.500%	8/1/25-4/1/28	9,121	9,098
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-5/1/53	21,649,076	22,047,543
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	698,624	720,382
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	3,943,000	3,908,304

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	$2,067,202	$1,935,007
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,689,755	4,439,724
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,230,849	2,067,704
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	5,005,408	4,685,797
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,717,543	6,192,039
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	151,855,578	147,838,828
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,311,576	17,775,349	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-2/1/53	24,013,113	24,750,415
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	91,527
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	12,600,000	11,791,859
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	3,400,000	3,224,141
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	2,500,000	2,331,588
Federal National Mortgage Association (FNMA)	3.900%	8/1/32	1,600,000	1,498,171
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	396,177	389,063
Federal National Mortgage Association (FNMA)	4.370%	11/1/32	3,600,000	3,570,392
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	1,300,000	1,295,393
Federal National Mortgage Association (FNMA)	4.410%	12/1/32	3,600,000	3,582,491
Federal National Mortgage Association (FNMA)	5.290%	12/1/32	417,000	438,893
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	1,275,000	1,285,099
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	1,845,498	1,868,144

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.720%	1/1/33	$100,000	$101,594
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	400,000	404,330
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	400,000	415,400
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,440,000	2,420,320
Federal National Mortgage Association (FNMA)	4.420%	3/1/33-4/1/33	4,018,734	3,994,674
Federal National Mortgage Association (FNMA)	4.700%	3/1/33	5,100,000	5,180,905
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	1,380,000	1,418,930
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	1,000,000	1,002,317
Federal National Mortgage Association (FNMA)	4.320%	6/1/33	800,000	791,710
Federal National Mortgage Association (FNMA)	4.720%	7/1/33	100,000	101,672	(g)(h)
Federal National Mortgage Association (FNMA)	4.510%	8/1/33	4,200,000	4,231,828	(g)(h)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	232,725,379	215,335,615
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	3,363,018	2,877,818	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/52	395,824,739	354,689,762
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	29,399,898	29,401,723
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	411,001,835	352,146,639
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-4/1/53	37,606,256	37,165,804
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	520,737,462	430,828,293
Federal National Mortgage Association (FNMA)	2.000%	5/1/41-5/1/42	1,127,862	960,129	(f)
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	33,615,125	26,201,881

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	$192,220,052	$182,169,769
Federal National Mortgage Association (FNMA)	2.500%	6/1/51-4/1/52	52,564,240	44,904,970	(f)
Federal National Mortgage Association (FNMA)	2.000%	7/1/51	100,000	81,574	(h)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	128,100,000	108,644,814	(h)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	146,100,000	128,607,948	(h)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	91,900,000	83,754,645	(h)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	44,000,000	41,296,406	(h)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51	1,000,000	961,484	(h)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51	39,800,000	39,000,891	(h)
Federal National Mortgage Association (FNMA)	5.500%	7/1/51	9,100,000	9,056,633	(h)
Federal National Mortgage Association (FNMA)	6.000%	7/1/51	20,400,000	20,581,688	(h)
Federal National Mortgage Association (FNMA)	6.500%	7/1/51	6,300,000	6,432,891	(h)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	5,219,715	4,764,819	(f)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.810%)	5.564%	11/1/35	96,047	93,567	(c)
Total FNMA				2,408,386,902
GNMA — 8.3%
Government National Mortgage Association (GNMA)	7.000%	3/15/24-5/15/32	3,456	3,431
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,291,015	1,332,020
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	921,914	943,769
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	16,674	16,674
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	67,286	68,792

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	5.000%	1/15/40	$15,521	$15,585
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	6,243,763	5,692,183
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,700,184	3,476,796
Government National Mortgage Association (GNMA)	4.000%	3/15/50	288,621	276,834
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-3/20/53	9,102,458	9,212,719
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	273,431	288,237
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	135,012,258	131,473,671
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-5/20/53	101,646,605	100,721,124
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	134,473,023	125,019,621
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-4/20/53	123,068,243	117,858,881
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-12/20/52	200,676,696	179,698,857
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-2/20/53	312,803,689	271,255,358
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-1/20/52	125,817,854	105,884,149
Government National Mortgage Association (GNMA) II	2.000%	7/1/51	5,500,000	4,624,082	(h)
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	19,700,000	17,062,047	(h)
Government National Mortgage Association (GNMA) II	3.500%	7/1/51	51,300,000	47,354,309	(h)
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	7,500,000	7,097,754	(h)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	32,600,000	31,466,641	(h)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	47,600,000	46,778,156	(h)
Government National Mortgage Association (GNMA) II	5.500%	7/1/51	8,800,000	8,759,438	(h)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	7/1/51	$4,000,000	$4,026,875	(h)
Government National Mortgage Association (GNMA) II	2.500%	7/20/51	3,513,903	3,010,178	(f)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-2/20/53	24,695,083	24,659,673
Total GNMA				1,248,077,854
Total Mortgage-Backed Securities (Cost — $5,277,198,027)				4,992,625,364
Collateralized Mortgage Obligations(i) — 12.3%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	5.530%	7/25/46	402,222	348,149	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	30,725,721	28,564,382	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.333%	6/17/39	8,625,000	8,613,546	(b)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.317%	1/20/37	19,325,341	18,794,157	(b)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,689,605
BANK, 2020-BN29 C	3.135%	11/15/53	1,930,000	1,312,442	(c)
BANK, 2021-BN36 XA, IO	1.013%	9/15/64	43,948,646	1,941,168	(c)
BANK, 2022-BNK44 A5	5.937%	11/15/55	7,280,000	7,560,054	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,839,594
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	10,504,519	(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.216%	4/15/54	21,974,782	1,263,596	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	6.443%	7/15/35	21,879,000	21,357,669	(b)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	20,740,734	20,040,245	(b)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	6.193%	4/15/34	8,956,000	8,863,176	(b)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.181%	10/15/36	8,725,498	8,675,285	(b)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	5.882%	10/15/38	28,070,199	27,276,382	(b)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.160%	2/15/39	18,567,800	18,027,454	(b)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.147%	1/15/39	20,360,000	19,889,759	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,869,218	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.514%	4/25/35	$17,382	$13,369	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,681,565
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	5,998,346
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,133,097
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	8,622,271	7,839,639
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,234,000
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,267,833	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	14,787,035
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	6.093%	11/15/37	57,485,286	56,561,388	(b)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	15,853,128	14,053,083	(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	3,613,773	(b)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	395,034
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	298,454	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.201%	10/10/46	188,000	93,747	(c)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	2,661,136	(b)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.217%	3/10/47	11,572,972	28,672	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,081,481	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,157,543	(b)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,605,267	(b)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,326,153
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	15,069,552	14,383,411	(b)(c)
CSMC Trust, 2017-RPL1 M1	2.960%	7/25/57	22,223,700	18,341,146	(b)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	6,117,324	5,672,529	(b)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	16,312,047	14,475,409	(b)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	6.173%	5/15/36	24,271,615	24,158,337	(b)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	3,378,665	3,229,321	(b)

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	9.000%	9/16/25	$54,350,000	$37,247,131	(b)(c)
CSMC Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	6.543%	10/15/37	12,350,000	11,894,337	(b)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	9,799,836	9,507,659	(b)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	19,481,409	16,833,946	(b)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	9.114%	11/15/23	17,000,000	16,431,665	(b)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,880,627	5,269,891	(b)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,353,140	1,664,839	(b)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	29,117,898	24,120,536	(b)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	10,033,934	9,264,725	(b)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	26,433,222	22,329,261	(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	14,124,838	13,088,792	(b)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	14,984,291	13,018,921	(b)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	7.317%	10/25/66	21,087,251	20,933,093	(b)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.091%	1/15/24	17,000,000	14,226,377	(b)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	32,928,973	28,013,816	(b)(c)
CSMC Trust, 2022-RPL4 A1	3.904%	4/25/62	9,501,000	8,732,662	(b)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	5.894%	6/15/34	7,610,000	7,515,215	(b)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,144,430	(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	23,843,664	20,926,642	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	5.600%	6/25/34	16,813	15,328	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	5.483%	4/15/36	1,964,296	1,688,482	(b)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	23,228,182	19,414,372	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,464,763	3,059,040	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	695,217	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	$9,000,000	$934,985	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.015%	10/25/36	16,920,395	2,462,594	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	923,088	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.418%	12/25/26	254,520,488	2,328,761	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.492%	12/25/27	61,072,699	874,140	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	33,275,975	918,264	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.093%	5/25/29	20,038,794	885,079	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.374%	6/25/29	10,114,000	634,367	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.947%	10/25/29	14,765,525	625,401	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.644%	1/25/30	6,977,466	549,561	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.477%	1/25/30	27,054,203	1,907,175	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.813%	4/25/30	16,412,462	1,431,301	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.428%	6/25/30	5,980,346	431,762	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.528%	7/25/30	13,425,976	1,022,720	(c)

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.119%	10/25/30	$1,481,916	$84,007	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.810%	12/25/30	4,982,848	211,335	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.612%	3/25/31	48,631,068	1,515,753	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.444%	9/25/31	68,766,519	1,621,831	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	34,183,226	753,149	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 A2	2.350%	3/25/32	3,200,000	2,723,547
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,993,663	179,946	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	22,471,708	552,770	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/54	36,489,882	705,338	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.487%	6/25/32	19,978,232	569,601	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	53,499,291	1,146,281	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.403%	8/25/32	32,959,565	747,058	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.330%	10/25/32	75,244,827	1,283,082	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	25,998,433	792,921	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.411%	7/25/26	$8,036,353	$250,036	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.748%	10/25/26	41,549,844	684,048	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.654%	12/25/27	17,932,259	371,711	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.868%	3/25/28	18,467,525	459,136	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K750 A2	3.000%	9/25/29	500,000	460,638
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	3,600,000	3,572,466
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.929%	3/25/34	3,555,151	195,471	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.636%	2/25/35	25,550,718	2,949,531	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.629%	5/25/35	7,427,889	875,169	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	6,347,857	683,548	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,955,545	595,175	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.349%	6/25/27	7,562,001	204,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,634,694
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	885,392	911,128

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	$1,364,475	$1,358,407
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	1.097%	11/15/36	228,551	18,898	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000x 1 mo. USD LIBOR + 6.430%)	1.237%	2/15/37	585,883	50,371	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000x 1 mo. USD LIBOR + 6.030%)	0.837%	9/15/37	480,526	36,206	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	1.037%	1/15/40	128,935	11,017	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	392,750	389,413
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000x 1 mo. USD LIBOR + 5.950%)	0.757%	10/15/41	300,566	24,492	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000x 1 mo. USD LIBOR + 6.490%)	1.297%	12/15/41	224,733	23,720	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000x 1 mo. USD LIBOR + 6.050%)	0.857%	8/15/39	461,061	34,016	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.807%	8/15/42	590,396	59,758	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	385,881	35,171
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,279,336	203,539
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.057%	9/15/42	372,108	27,225	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	362,227	13,072
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	103,112	3,858

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.757%	2/15/44	$730,034	$59,457	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.807%	5/15/44	286,895	24,633	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	372,691	16,200	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,144,078	2,835,753
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,103,631	1,882,373
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,683,292	1,461,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,313,501	1,070,820
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,002,975	585,843
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	10,760,645	1,687,563
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,627,219	687,775
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,283,859	1,231,050
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,729,048	423,657
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	13,918,228	2,068,175
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,272,332	769,203
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	24,179,731	2,748,317
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	2,021,692	1,737,521
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	16,800,267	2,334,565
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	22,651,238	3,143,847
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,306,739	1,280,336

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	$586,815	$529,640
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	771,495	98,577
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	19,688,608
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,288,364
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.567%	10/25/41	38,510,000	37,576,082	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.867%	11/25/41	3,500,000	3,376,129	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.067%	1/25/42	28,564,092	28,080,816	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.067%	4/25/42	12,377,682	12,417,694	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.967%	4/25/42	33,130,000	33,116,722	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.267%	5/25/42	4,834,068	4,867,015	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	103,911	4,278
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.907%	8/15/44	202,534	19,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	0.807%	12/15/46	3,195,806	298,759	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.367%	8/25/33	$19,708,593	$19,732,770	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	9.550%	1/25/24	5,269,340	5,362,708	(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.167%	3/25/42	11,510,000	11,636,900	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	435,973	410,056	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.144%	1/25/24	7,206,947	18	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.575%	12/25/24	86,948,255	371,478	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,579,251	1,484,550	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	907,396	849,820	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,461,759
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	1,969,856	1,861,622
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,571,601	3,345,725
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	2,178,422	2,068,126
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.940%	6/25/34	3,884,762	163,057	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.672%	6/25/29	9,361,398	236,995	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	208,850	187,832
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,134,669	4,512,459	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,417,136	2,246,221
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,456,338	1,261,646

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.541%	9/25/34	$19,485,159	$1,142,442	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.610%	12/25/33	37,247,839	2,888,052	(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	4,000,000	3,797,056	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.330%	4/25/40	265,685	27,377	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,429,830	1,383,317
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	444,496	448,227
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	1.550%	10/25/26	102,993	1,800	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	15,994	16,167
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	1.350%	4/25/42	586,421	61,609	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	414,802	430,935
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	154,583	164,290
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	28,436	25,223
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.500%	3/25/42	500,833	28,146	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	56,872	50,268
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.450%	7/25/42	121,215	12,808	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	72,803	1,797
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,883,028	7,117,608

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	12/25/42	$430,664	$42,700	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	12/25/42	285,757	29,339	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	792,965	830,476
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,942,009	1,952,502
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	481,636	78,183
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	48,153	1,951
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	767,421	129,646
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	6/25/43	956,932	104,396	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	0.800%	12/25/43	2,048,972	201,029	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	9/25/41	800,927	47,452	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,149,638	50,590	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	89,625	79,028
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.000%	8/25/45	584,117	61,571	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,446,400	1,232,419
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.950%	10/25/57	6,372,747	674,420	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.050%	11/25/47	1,864,766	156,990	(c)

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	$826,716	$765,763
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,476,879	3,902,770
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,403,089
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	7,881,438	1,247,527
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	5,429,711	4,668,288
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	623,849	104,996
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,902,570	622,538
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	24,681,471	3,643,002
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	29,759,277	3,921,621
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	16,937,106	2,788,928
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	21,184,815	3,158,107
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	6,218,423	5,130,792
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	7,663,310	1,146,386
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	921,204	154,800
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	31,456,733	4,310,044
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	1,603,407	1,386,107
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	44,254,207	6,244,813
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	558,111	529,946
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	1,549,117	209,824
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	165,569	35,450

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	$61,111	$11,991
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	30,402	5,973	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	28,443	6,081	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	41,886	6,820
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	212,092	45,522
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	355,484	11,111
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	507,490	19,198
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	582,370	88,826
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	683,200	123,165
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	481,683	88,755
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	319,111	58,419
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	348,675,159	1,701,727	(b)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	665,570	593,218	(b)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.334%	4/20/40	55,369	5,539	(c)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	1.404%	6/20/40	971,432	97,584	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.504%	1/20/40	17,735	116	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	5.710%	3/20/60	636,406	633,736	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	6.160%	5/20/60	310,414	310,821	(c)

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	5.444%	8/20/58	$239,595	$238,039	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	5.474%	12/20/60	782,950	777,424	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	5.494%	12/20/60	800,437	795,354	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	5.594%	1/20/61	567,144	564,202	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	5.594%	12/20/60	827,735	823,118	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.544%	2/20/61	766,061	761,274	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	5.574%	3/20/61	947,719	942,716	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	5.594%	3/20/61	587,516	584,612	(c)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.267%	4/16/53	4,879,120	11,637	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	0.904%	3/20/42	1,106,321	111,675	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,440,931	166	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	21,467	262
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	8/16/42	425,291	39,278	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.130%	2/16/53	4,404,104	12,997	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.042%	10/16/42	439,567	43,084	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.062%	10/16/48	$22,730,701	$30,791	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,937,436	116,161	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.841%	11/16/47	3,097,821	2,783,681	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	2,745,158	45,315	(c)
Government National Mortgage Association (GNMA), 2014-5 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	0.992%	6/16/43	199,318	6,390	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	70,261	66,151	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.147%	2/16/48	657,450	2,927	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	3,063,605	77,123	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.054%	8/20/44	3,753,801	403,936	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	318,099	6,903
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.373%	8/16/54	4,641,848	45,384	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.346%	4/16/55	11,386,558	139,461	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,257,381	220,092
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,793,874	1,325,198
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	0.942%	10/16/46	1,903,237	248,693	(c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. USD LIBOR + 0.920%)	5.120%	7/20/65	170,036	169,448	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.449%	8/16/58	4,946,146	122,313	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	8,091,596	283,228	(c)

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.593%	7/16/58	$2,752,825	$74,860	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,173,673	130,000	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.506%	4/16/57	5,755,881	165,813	(c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.503%	12/16/59	3,234,124	98,929	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,287,944	45,298	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.035%	11/20/67	426,651	13,918	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,155,759	1,018,258
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	580,733	553,572
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	5.394%	2/20/68	2,633,687	2,605,525	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	5.394%	5/20/68	4,507,968	4,493,947	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	5.394%	5/20/68	2,347,924	2,323,844	(c)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	380,383	349,503
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,309,900	2,054,900
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	7,773,407	1,294,149
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,802,329	461,814
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,935,356	3,024,746
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	14,366,193	806,327	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,107,154	426,861
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	9,813,359	1,357,229

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	$4,698,260	$638,883
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,450,450	604,043
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.940%	6/16/62	17,291,428	1,098,779	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,258,514	442,654
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,605,819	655,913
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	15,158,145	2,013,178
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	33,992,614	3,616,515
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,663,577	349,523	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.926%	12/16/62	77,783,229	5,125,845	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL	4.855%	5/20/70	8,346,127	8,266,640	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	6.344%	4/20/70	6,906,909	6,963,310	(c)
Government National Mortgage Association (GNMA), 2020-H12 F	4.547%	7/20/70	1,876,842	1,824,393	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA	4.423%	7/20/70	2,981,798	2,877,708	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC	4.389%	7/20/70	22,603,977	21,852,611	(c)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	455,452	465,071
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,571,019	5,796,484
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,051,927	811,472
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	532,657	532,038
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,638,269	4,234,683
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,478,141	979,922	(c)

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	$16,006,379	$959,587	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	13,616,566	844,224	(c)
Government National Mortgage Association (GNMA), 2021-77 LC	1.250%	7/20/50	3,646,517	2,884,308
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	8,917,152	934,229
Government National Mortgage Association (GNMA), 2021-188 PA	2.000%	10/20/51	5,560,819	4,654,834
Government National Mortgage Association (GNMA), 2021-223 P	2.000%	6/20/51	22,463,199	19,202,872
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,849,057	4,110,056
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,062,562	3,222,015	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,685,533	715,398	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,819,305	1,569,023	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,222,564
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	1,000,000	807,784
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,645,524
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,728,356	11,475,308
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,846,091	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.695%	7/16/64	8,452,827	549,141	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	7,472,940	459,800	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	5,827,110	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,260,578	34,998,247
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	67,460,578	3,994,395	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
GS Mortgage Securities Corp. Trust, 2018-RIVR D (1 mo. USD LIBOR + 1.334%)	6.527%	7/15/35	$11,033,000	$6,984,401	(b)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.993%	9/15/31	23,694,652	19,545,251	(b)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	8.193%	9/15/31	28,663,348	15,278,809	(b)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	981,457	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,359,281
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	5.897%	6/20/35	3,155,440	2,891,539	(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.499%	9/25/35	12,339	10,393	(c)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.636%	8/15/39	6,000,000	6,013,011	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.430%	8/15/46	2,260,000	2,177,510	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.048%	1/15/47	439,000	396,613	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.698%	9/15/47	1,379,000	1,131,767	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	897,458	849,388
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.943%	5/15/28	2,186,936	1,956,324	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.743%	4/15/37	7,465,251	7,117,196	(b)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	4,803,826	4,233,315	(b)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,434,345	3,909,383	(b)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	6,857,673	6,738,597	(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	14,192,693	13,297,781	(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	7,407,417	6,885,692	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	38,574	29,666	(b)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	5.500%	5/25/35	$327,363	$174,858	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	5.890%	8/25/36	318,136	317,773	(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	4.583%	12/25/35	12,240	7,891	(c)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	3.612%	2/25/36	9,979	9,306	(c)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.111%	5/15/38	7,500,000	7,362,211	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,099,216	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	6.168%	11/15/34	2,063,536	2,027,291	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.900%)	7.093%	5/15/36	15,222,188	14,780,983	(b)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.173%	3/15/52	41,057,130	1,768,088	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.162%	7/25/35	235,111	205,102	(c)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	5,816,257	(b)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	101,746	91,149	(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	13,774,819	(b)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	6,600,522	6,220,899	(b)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	9,036,181	8,316,846	(b)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	23,862,029	22,040,263	(b)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	10,434,536	8,474,374	(b)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	15,674,417	14,190,628	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,850	24,459
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	21,897,416	21,606,715	(b)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	14,423,757	12,930,695	(b)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,423,907	5,557,685	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	$16,816,135	$14,150,394	(b)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.677%	10/15/36	18,104,262	17,523,090	(b)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	70,322	69,973	(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	10,590,040	8,160,054	(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	8,458,899	6,626,869	(b)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	10,666,664	8,781,825	(b)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	21,915,012	17,638,911	(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	8,949,608	7,900,775	(b)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	22,437,784	21,859,634	(b)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.116%	1/15/27	11,250,000	11,123,042	(b)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.147%	1/15/39	20,410,000	19,801,019	(b)(c)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	34,000,000	23,866,745	(b)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	15,942,808	(b)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	15,412,291	14,185,220	(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,210,556	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.323%	12/15/51	2,960,000	2,420,159	(c)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	28,711,200	(b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,743,303	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.154%	9/25/33	4,970	4,626	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	3.715%	9/25/36	58,002	51,450	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	472,384	447,693	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,929,977
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.209%	5/15/48	29,357,228	375,990	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,133,601
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.656%	8/15/54	97,864,474	7,835,421	(c)

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(i) — continued
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	$7,480,000	$6,149,044	(b)
WFRBS Commercial Mortgage Trust, 2014- C19 B	4.723%	3/15/47	224,000	215,394	(c)
WFRBS Commercial Mortgage Trust, 2014- C19 XA, IO	1.115%	3/15/47	4,947,347	17,319	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,129,956	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	1.148%	8/15/47	20,776,739	190,446	(c)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,476,463
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	4,832,288	(b)
Total Collateralized Mortgage Obligations (Cost — $2,056,800,023)				1,861,828,413
U.S. Government & Agency Obligations — 9.8%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	20,908,708
U.S. Government Obligations — 9.7%
U.S. Treasury Bonds	1.125%	8/15/40	49,340,000	31,764,552
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	44,939,085
U.S. Treasury Bonds	1.750%	8/15/41	109,200,000	76,798,312
U.S. Treasury Bonds	3.250%	5/15/42	350,000	312,498
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	113,520,507
U.S. Treasury Bonds	4.000%	11/15/42	164,010,000	163,036,191	(a)(j)
U.S. Treasury Bonds	3.875%	2/15/43	22,360,000	21,807,988
U.S. Treasury Bonds	3.875%	5/15/43	52,290,000	51,031,772
U.S. Treasury Bonds	3.625%	2/15/44	56,890,000	53,332,153	(a)(j)
U.S. Treasury Bonds	3.375%	5/15/44	4,670,000	4,212,851
U.S. Treasury Bonds	3.125%	8/15/44	6,050,000	5,238,449
U.S. Treasury Bonds	2.875%	8/15/45	108,520,000	89,618,020	(j)(k)
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	53,485,313	(k)
U.S. Treasury Bonds	3.375%	11/15/48	4,280,000	3,869,889
U.S. Treasury Bonds	3.000%	2/15/49	38,220,000	32,347,408
U.S. Treasury Bonds	2.875%	5/15/49	12,950,000	10,713,090
U.S. Treasury Bonds	1.375%	8/15/50	63,855,000	37,141,910
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	110,386,753
U.S. Treasury Bonds	1.875%	2/15/51	280,310,000	185,749,173
U.S. Treasury Bonds	2.375%	5/15/51	26,160,000	19,462,631
U.S. Treasury Bonds	3.000%	8/15/52	10,980,000	9,339,863

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	4.000%	11/15/52	$78,910,000	$81,080,025
U.S. Treasury Bonds	3.625%	2/15/53	61,028,000	58,586,880
U.S. Treasury Bonds	3.625%	5/15/53	129,010,000	124,010,862
U.S. Treasury Notes	4.625%	3/15/26	2,610,000	2,613,161
U.S. Treasury Notes	3.500%	2/15/33	18,100,000	17,633,359
U.S. Treasury Notes	3.375%	5/15/33	65,710,000	63,379,348
Total U.S. Government Obligations				1,465,412,043
Total U.S. Government & Agency Obligations (Cost — $1,746,865,002)				1,486,320,751
Asset-Backed Securities — 6.6%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	6.423%	10/23/34	21,870,000	21,382,980	(b)(c)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	3,540,000	3,542,066	(b)(c)
AIMCO CLO, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	6.300%	4/20/34	400,000	392,314	(b)(c)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. USD LIBOR + 1.010%)	6.309%	4/30/31	1,543,000	1,521,522	(b)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	6.185%	7/25/32	52,974	52,823	(c)
Apidos CLO, 2021-35A A (3 mo. USD LIBOR + 1.050%)	6.300%	4/20/34	4,300,000	4,217,225	(b)(c)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	8,437,592	7,458,893	(b)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.517%	1/15/37	8,850,000	8,703,090	(b)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	875,250	774,598	(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.428%	4/20/35	10,130,000	9,964,782	(b)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	5.370%	5/25/36	94,310	23,393	(c)
Atrium, 9A AR2 (3 mo. USD LIBOR + 0.990%)	6.453%	5/28/30	1,071,109	1,063,727	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	9,521,000	8,997,040	(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	18,883,000	17,577,157	(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,138,551	(b)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	6.420%	1/20/35	10,520,000	10,281,694	(b)(c)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2023 Semi-Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.579%	11/20/30	$930,000	$912,561	(b)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.258%	10/20/35	17,720,000	17,743,036	(b)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	6.740%	1/15/35	14,260,000	13,892,492	(b)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	6.698%	4/20/35	8,380,000	8,168,887	(b)(c)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	5.317%	12/25/34	2,722,860	2,692,528	(c)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	6.430%	1/20/32	6,000,000	5,927,464	(b)(c)(l)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.489%	7/20/35	15,040,000	15,051,280	(b)(c)(f)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	11,099,880	9,577,159	(b)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	6.520%	4/15/34	11,330,000	11,150,963	(b)(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	6.440%	7/15/34	5,980,000	5,879,835	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	6.342%	7/27/31	8,445,456	8,368,760	(b)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	6.860%	10/15/31	4,050,000	3,959,095	(b)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	6.950%	4/20/29	6,105,000	6,046,639	(b)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	6.380%	7/17/34	24,600,000	24,076,850	(b)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	6.500%	7/20/30	932,086	928,606	(b)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,428,037	(b)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	7.060%	1/15/32	1,950,000	1,936,652	(b)(c)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	7.110%	10/15/31	5,403,387	5,390,651	(b)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	6.271%	4/23/29	1,279,519	1,271,491	(b)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	6.550%	12/28/48	6,742,772	6,691,199	(b)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,617,739	(b)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	5,150,781	4,552,280	(b)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	56,226	20,809	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	0.000%	2/3/29	$617	$496	(b)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	6,001,727	5,219,204	(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	6.479%	5/20/34	28,030,000	27,588,127	(b)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	6.300%	11/25/69	3,776,891	3,727,403	(b)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	4,310,000	4,276,070	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	316,214	293,731
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,319,692	1,222,020
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,486,048	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,217,157
Ford Credit Floorplan Master Owner Trust A, 2023-1 A1	4.920%	5/15/28	12,320,000	12,200,162	(b)
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.332%	7/23/32	6,717,000	6,712,499	(b)(c)
Goldentree Loan Management US CLO Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	6.383%	4/24/31	4,350,000	4,295,458	(b)(c)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	6.350%	7/20/34	6,590,000	6,483,548	(b)(c)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. USD LIBOR + 1.600%)	6.899%	10/29/29	6,390,000	6,318,722	(b)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	6.706%	5/5/30	9,397,344	9,316,214	(b)(c)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	6.570%	1/20/34	6,170,000	6,105,442	(b)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	6.970%	10/20/31	10,568,000	10,502,005	(b)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	8.576%	5/5/32	1,250,000	1,213,986	(b)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	6.745%	10/25/34	11,580,000	11,320,672	(b)(c)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	5,790,000	5,780,509	(b)(c)
Goodgreen, 2019-2A A	2.760%	4/15/55	3,990,133	3,310,311	(b)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	690,570	607,817	(b)

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2023 Semi-Annual Report

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(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	7.410%	12/20/29	$9,311,344	$9,283,410	(b)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	6.270%	4/15/31	6,680,000	6,583,771	(b)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	6.415%	1/27/31	15,000,000	14,857,500	(b)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.510%	1/20/30	5,999,383	5,972,526	(b)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	6.600%	1/20/33	1,420,000	1,399,088	(b)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	6.749%	11/30/32	4,900,000	4,859,086	(b)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,468,224	(b)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	6.208%	6/16/36	3,233,989	3,145,054	(b)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	22,733,390	18,509,818	(b)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,264,250	12,678,508	(b)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	1,056,782	883,421	(b)
KKR CLO Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	7.060%	7/15/31	600,000	590,549	(b)(c)
KKR CLO Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	6.390%	10/16/30	5,634,996	5,594,884	(b)(c)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	6.580%	1/15/32	3,080,000	3,050,774	(b)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.526%	2/17/39	13,010,000	12,734,576	(b)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	8,019,027	6,288,910	(b)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,604,068	4,940,819	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	5.683%	1/21/31	14,531	14,343	(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	6.382%	10/18/31	7,100,000	6,996,490	(b)(c)
Magnetite Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	6.350%	7/20/31	4,478,000	4,445,013	(b)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	8,533,218	7,421,937	(b)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	6.860%	7/15/29	4,000,000	3,930,283	(b)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.850%	10/20/30	6,090,000	5,949,752	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	6.793%	10/15/31	$1,533,226	$1,531,593	(b)(c)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	8,612,370	7,911,047	(b)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	6.093%	11/15/68	401,821	395,400	(b)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	6,574,857	5,964,172	(b)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	6.200%	7/26/66	9,295,894	9,149,686	(b)(c)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	5.506%	8/27/36	14,305,320	13,739,849	(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	5.750%	9/25/42	3,131,671	3,059,179	(b)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	6.187%	4/20/62	12,321,000	12,035,712	(b)(c)
Ocean Trails CLO, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	6.480%	10/15/34	12,495,000	12,243,194	(b)(c)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.780%	1/20/35	6,500,000	6,502,260	(b)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	6.321%	2/14/31	13,480,000	13,325,630	(b)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	6.310%	1/20/31	17,252,359	17,128,284	(b)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.328%	2/24/37	14,730,000	14,490,779	(b)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	6.433%	5/23/31	5,330,000	5,282,545	(b)(c)
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	7.179%	5/20/31	3,100,000	3,083,594	(b)(c)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	7.050%	4/20/32	14,280,000	14,126,571	(b)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	6.471%	11/14/34	17,730,000	17,466,876	(b)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	787,310	740,874	(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	6.330%	7/20/34	26,070,000	25,456,946	(b)(c)
RAAC Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	5.730%	5/25/46	512,197	511,191	(b)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	6.390%	10/15/34	26,300,000	25,736,810	(b)(c)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	6.380%	7/15/30	$738,137	$734,493	(b)(c)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	6.900%	10/20/31	22,240,000	22,165,119	(b)(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	9.943%	10/15/41	7,339,927	7,666,468	(b)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	7,932,860	(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	9,928,168	8,620,597	(b)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	13,944,229	(b)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	844,327	744,494	(b)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	5.993%	1/15/53	3,240,561	3,153,149	(b)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	14,959,774	(b)
Sound Point CLO Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	6.368%	7/26/31	649,000	637,714	(b)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,026,274	918,449	(b)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	5.950%	2/25/34	2,173,515	2,113,862	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.417%	11/15/38	3,850,000	3,771,017	(b)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,600,920	3,160,435	(b)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	6.960%	4/15/33	6,500,000	6,386,429	(b)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,322,445	7,868,423	(b)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,352,061	1,232,134
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	2,914,308	2,544,824
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	6.452%	10/18/31	6,000,000	5,955,519	(b)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	6.290%	4/20/34	5,000,000	4,908,750	(b)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	6.410%	10/15/31	17,830,000	17,731,061	(b)(c)
Wachovia Student Loan Trust, 2006-1 A6 (3 mo. USD LIBOR + 0.170%)	5.425%	4/25/40	919,073	881,102	(b)(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	6.403%	7/24/32	10,800,000	10,664,311	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.493%	10/24/34	$14,240,000	$14,039,459	(b)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	6.480%	10/15/34	15,950,000	15,689,851	(b)(c)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.930%	4/20/36	8,680,000	8,710,953	(b)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,342,500	8,967,991	(b)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.620%	7/25/31	16,540,000	16,540,000	(b)(c)(f)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.750%	7/15/32	8,934,400	8,768,177	(b)(c)
Total Asset-Backed Securities (Cost — $1,043,346,578)				1,002,467,041
Sovereign Bonds — 2.4%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,824,513
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	9,270,000	6,078,112
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	14,920,000	11,286,980
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	28,210,000	20,940,558
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	9,842,730
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	7,656,715
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	26,102,000	17,997,329
Total Colombia				67,724,312
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,878,578	(b)
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,220,000	5,756,978
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	26,680,000	23,601,128

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Israel — continued
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	$11,700,000	$9,484,312
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,812,199
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,285,496	(e)
Total Israel				39,183,135
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	21,830,802	(b)
Mexico — 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,405,850
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	101,529
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	48,464,000	41,599,085
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	14,465,050
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	3,860,000	3,093,671
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	55,900,000	44,212,723
Total Mexico				110,877,908
Panama — 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,432,069
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	11,534,276
Panama Government International Bond, Senior Notes	4.300%	4/29/53	19,500,000	14,558,975
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	2,938,547
Total Panama				31,463,867
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	6,207,390
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	308,529
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,923,731
Total Peru				14,439,650

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$7,446,073	$7,353,788
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	33,080,000	35,797,282
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	18,864,117
Total Uruguay				62,015,187
Total Sovereign Bonds (Cost — $452,066,012)				371,073,042
U.S. Treasury Inflation Protected Securities — 1.1%
U.S. Treasury Notes, Inflation Indexed (Cost—$169,139,985)	1.125%	1/15/33	170,279,824	163,251,095	(j)

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	5,748	14,370,000	15,878,850
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	2,451	6,127,500	2,558,231
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	5,768	14,420,000	6,921,600
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	7/21/23	981	981,000	567,141
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	7/21/23	370	370,000	167,656
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	7/21/23	370	370,000	101,172
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	7/21/23	2,005	2,005,000	407,266
U.S. Treasury 5-Year Notes Futures, Call @ $108.250	7/21/23	186	186,000	27,610
U.S. Treasury 5-Year Notes Futures, Put @ $108.250	7/21/23	527	527,000	687,571
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.000	7/5/23	185	185,000	144,531
U.S. Treasury 10-Year Notes Futures, Call @ $112.000	7/21/23	735	735,000	620,156
U.S. Treasury 10-Year Notes Futures, Call @ $113.250	7/21/23	298	298,000	97,781

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $113.500	7/21/23	867	$867,000	$230,297
U.S. Treasury Long-Term Bonds Futures, Call @ $126.000	7/21/23	246	246,000	430,500
U.S. Treasury Long-Term Bonds Futures, Call @ $126.500	7/21/23	62	62,000	90,094
U.S. Treasury Long-Term Bonds Futures, Call @ $128.000	7/21/23	341	341,000	261,078
U.S. Treasury Long-Term Bonds Futures, Call @ $128.500	7/21/23	246	246,000	149,906
Total Purchased Options (Cost — $18,694,615)				29,341,440

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,977
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	169,216
Total Municipal Bonds (Cost — $184,374)				172,193
Total Investments before Short-Term Investments (Cost — $17,131,510,224)				15,491,756,937

			Shares
Short-Term Investments — 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $458,682,152)	5.044%		458,682,152	458,682,152	(l)(m)
Total Investments — 105.3% (Cost — $17,590,192,376)				15,950,439,089
Liabilities in Excess of Other Assets — (5.3)%				(803,114,789)
Total Net Assets — 100.0%				$15,147,324,300

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

†† Represents less than 0.1%.

(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $612,596,008.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(k)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $464,609,616 and the cost was $464,682,152 (Note 8).

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At June 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	5,748	$14,370,000	$(7,759,800)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	5,748	14,370,000	(10,202,700)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	4,902	12,255,000	(2,205,900)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	11,536	28,840,000	(6,272,700)
U.S. Treasury 2-Year Notes Futures, Call	7/21/23	102.500	1,528	3,056,000	(95,500)
U.S. Treasury 5-Year Notes Futures, Call	7/7/23	108.750	124	124,000	(969)
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	108.500	557	557,000	(39,164)
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	108.750	618	618,000	(28,969)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	108.750	989	989,000	(84,993)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.000	742	742,000	(46,375)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.250	928	928,000	(43,500)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	$109.500	1,862	$1,862,000	$(58,188)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	108.000	613	613,000	(320,867)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	109.500	2,362	2,362,000	(461,329)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.250	1,054	1,054,000	(642,281)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.500	2,410	2,410,000	(1,826,329)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	108.000	619	619,000	(686,703)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	113.000	629	629,000	(255,531)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.000	1,850	1,850,000	(317,969)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.500	1,640	1,640,000	(179,375)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.000	1,985	1,985,000	(155,078)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.500	370	370,000	(17,344)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	113.000	491	491,000	(429,625)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	112.500	247	247,000	(204,547)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	113.000	247	247,000	(281,734)
U.S. Treasury Long-Term Bonds Futures, Call	7/14/23	128.000	186	186,000	(104,625)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	127.000	430	430,000	(510,625)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	129.000	740	740,000	(346,875)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	130.000	1,235	1,235,000	(347,344)
U.S. Treasury Long-Term Bonds Futures, Call	8/25/23	130.000	61	61,000	(61,953)
U.S. Treasury Long-Term Bonds Futures, Put	7/21/23	127.000	62	62,000	(79,438)
U.S. Treasury Long-Term Bonds Futures, Put	7/21/23	128.000	124	124,000	(230,563)
Total Exchange-Traded Written Options (Premiums received — $25,005,216)					$(34,298,893)

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	9,177	3/25	$2,206,762,720	$2,201,906,437	$(4,856,283)
3-Month SOFR	1,410	3/26	339,759,072	340,285,875	526,803
U.S. Treasury 2-Year Notes	2,352	9/23	483,783,844	478,264,500	(5,519,344)
U.S. Treasury 5-Year Notes	53,725	9/23	5,846,410,961	5,753,611,719	(92,799,242)
U.S. Treasury Long- Term Bonds	2,966	9/23	377,168,521	376,403,937	(764,584)
U.S. Treasury Ultra 10-Year Notes	1,363	9/23	163,076,522	161,430,313	(1,646,209)
U.S. Treasury Ultra Long-Term Bonds	3,644	9/23	491,627,807	496,381,125	4,753,318
					(100,305,541)
Contracts to Sell:
3-Month SOFR	140	9/23	33,209,456	33,173,000	36,456
3-Month SOFR	2,066	12/23	492,375,092	488,609,000	3,766,092
3-Month SOFR	7,719	3/24	1,848,582,315	1,826,315,400	22,266,915
U.S. Treasury 10-Year
Notes	38,528	9/23	4,390,527,589	4,325,370,193	65,157,396
					91,226,859
Net unrealized depreciation on open futures contracts					$(9,078,682)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

At June 30, 2023, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(9,727,181)	$164,729	$(9,891,910)
	802,368,000	11/30/27	Daily SOFR Compound annually	2.980% annually	(29,601,847)	151,027	(29,752,874)
	1,214,974,000	11/30/27	Daily SOFR Compound annually	3.450% annually	(22,961,939)	(166,999)	(22,794,940)
	175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	8,625,802	(300,324)	8,926,126
	71,759,000	4/30/29	3.270% annually	Daily SOFR Compound annually	2,009,932	838,672	1,171,260
	45,885,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(137,667)	(21,195)	(116,472)
	122,577,000	9/30/29	3.250% annually	Daily SOFR Compound annually	3,480,180	66,763	3,413,417
	95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	28,032,071	(618,884)	28,650,955
	93,963,000	2/15/48	2.600% annually	Daily SOFR Compound annually	11,109,622	9,896,880	1,212,742
	229,780,000	2/15/48	3.050% annually	Daily SOFR Compound annually	10,098,414	8,761,573	1,336,841
	190,799,000	5/15/48	3.150% annually	Daily SOFR Compound annually	5,061,581	(33,823,132)	38,884,713
	37,524,000	4/21/52	2.500% annually	Daily SOFR Compound annually	4,919,961	34,968	4,884,993
Total	$3,541,871,000				$10,908,929	$(15,015,922)	$25,924,851

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2023 Semi-Annual Report

Western Asset Core Bond Fund

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$213,951	7/25/36	4.420% monthly	$21,618	$10,134	$11,484	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$2,395,694,000	6/20/28	1.000% quarterly	$35,841,317	$15,604,223	$20,237,094

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$70,320,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(7,534,558)	—	$(7,534,558)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
(a)	Swap contract is valued using significant unobservable inputs (Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $17,125,510,224)	$15,485,829,473
Investments in affiliated securities, at value (Cost — $464,682,152)	464,609,616
Cash	20,156,273
Receivable for securities sold	232,367,328
Deposits with brokers for centrally cleared swap contracts	123,009,184
Interest receivable from unaffiliated investments	108,690,901
Receivable for Fund shares sold	19,781,342
Deposits with brokers for TBA securities	4,260,000
Dividends receivable from affiliated investments	2,602,961
Receivable for premiums on written options	1,526,854
Principal paydown receivable	662,752
Deposits with brokers for open futures contracts and exchange-traded options	127,262
Interest receivable from affiliated investments	77,165
OTC swaps, at value (premiums paid — $10,134)	21,618
Receivable for open OTC swap contracts	2,056
Other assets	1,487
Prepaid expenses	37,708
Total Assets	16,463,763,980

Liabilities:
Payable for securities purchased	1,081,995,927
Payable to brokers — net variation margin on centrally cleared swap contracts	122,168,685
Payable for Fund shares repurchased	50,537,194
Written options, at value (premiums received — $25,005,216)	34,298,893
OTC swaps, at value (premiums paid — $0)	7,534,558
Distributions payable	6,001,812
Investment management fee payable	4,420,487
Due to brokers for TBA securities	4,100,000
Payable for open OTC swap contracts	2,206,577
Payable to brokers — net variation margin on open futures contracts	255,543
Service and/or distribution fees payable	188,067
Directors’ fees payable	66,797
Payable to brokers for option premiums	62,674
Interest expense payable	5
Accrued expenses	2,602,461
Total Liabilities	1,316,439,680
Total Net Assets	$15,147,324,300

Net Assets:
Par value (Note 7)	$1,422,156
Paid-in capital in excess of par value	18,680,996,970
Total distributable earnings (loss)	(3,535,094,826)
Total Net Assets	$15,147,324,300

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	81

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2023

Net Assets:
Class A	$616,879,393
Class C	$39,164,980
Class C1	$199,612
Class FI	$107,207,924
Class R	$24,654,501
Class I	$10,228,891,183
Class IS	$4,130,326,707

Shares Outstanding:
Class A	57,947,086
Class C	3,677,856
Class C1	18,710
Class FI	10,063,273
Class R	2,314,055
Class I	960,723,594
Class IS	387,411,281

Net Asset Value:
Class A (and redemption price)	$10.65
Class C*	$10.65
Class C1*	$10.67
Class FI (and redemption price)	$10.65
Class R (and redemption price)	$10.65
Class I (and redemption price)	$10.65
Class IS (and redemption price)	$10.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.06

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest from unaffiliated investments	$281,023,687
Interest from affiliated investments	184,152
Dividends from affiliated investments	13,953,829
Less: Foreign taxes withheld	(793,591)
Total Investment Income	294,368,077

Expenses:
Investment management fee (Note 2)	29,373,334
Transfer agent fees (Note 5)	6,220,981
Service and/or distribution fees (Notes 2 and 5)	1,149,184
Legal fees	208,817
Registration fees	193,873
Directors’ fees	144,193
Fund accounting fees	108,742
Commitment fees (Note 9)	62,909
Insurance	50,681
Audit and tax fees	38,701
Shareholder reports	31,828
Custody fees	4,139
Fees recaptured by investment manager (Note 2)	2,798
Miscellaneous expenses	32,975
Total Expenses	37,623,155
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,131,292)
Net Expenses	33,491,863
Net Investment Income	260,876,214

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(260,940,392)
Futures contracts	(118,582,620)
Written options	127,012,403
Swap contracts	256,101,296
Foreign currency transactions	28
Net Realized Gain	3,590,715
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	335,956,751
Investments in affiliated securities	28,873
Futures contracts	(9,624,740)
Written options	(7,079,439)
Swap contracts	(253,245,592)
Foreign currencies	(13)
Change in Net Unrealized Appreciation (Depreciation)	66,035,840
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	69,626,555
Increase in Net Assets From Operations	$330,502,769

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	83

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$260,876,214	$416,334,898
Net realized gain (loss)	3,590,715	(1,691,019,641)
Change in net unrealized appreciation (depreciation)	66,035,840	(2,032,686,290)
Increase (Decrease) in Net Assets From Operations	330,502,769	(3,307,371,033)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(259,329,192)	(438,067,962)
Decrease in Net Assets From Distributions to Shareholders	(259,329,192)	(438,067,962)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,138,820,964	5,241,840,267
Reinvestment of distributions	226,838,501	381,584,338
Cost of shares repurchased	(2,439,913,831)	(8,701,442,039)
Increase (Decrease) in Net Assets From Fund Share Transactions	925,745,634	(3,078,017,434)
Increase (Decrease) in Net Assets	996,919,211	(6,823,456,429)

Net Assets:
Beginning of period	14,150,405,089	20,973,861,518
End of period	$15,147,324,300	$14,150,405,089

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.58	$13.09	$13.65	$13.01	$12.21	$12.66

Income (loss) from operations:
Net investment income	0.17	0.25	0.15	0.21	0.32	0.30
Net realized and unrealized gain (loss)	0.07	(2.50)	(0.45)	0.92	0.91	(0.44)
Total income (loss) from operations	0.24	(2.25)	(0.30)	1.13	1.23	(0.14)

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.22)	(0.28)	(0.34)	(0.31)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.17)	(0.26)	(0.26)	(0.49)	(0.43)	(0.31)

Net asset value, end of period	$10.65	$10.58	$13.09	$13.65	$13.01	$12.21
Total return[3]	2.26%	(17.24)%	(2.20)%	8.72%	10.03%	(0.99)%

Net assets, end of period (millions)	$617	$579	$731	$700	$520	$320

Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.83%	0.82%	0.83%[5]	0.84%[5]	0.84%[5]
Net expenses[6,7]	0.82 [4,5]	0.82	0.82	0.82 [5]	0.82 [5]	0.82 [5]
Net investment income	3.22 [4]	2.19	1.16	1.55	2.50	2.48

Portfolio turnover rate[8]	35%	64%	72%	111%	125%[9]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	85

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.58	$13.09	$13.65	$13.01	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.13	0.17	0.06	0.11	0.23	0.22
Net realized and unrealized gain (loss)	0.07	(2.49)	(0.45)	0.92	0.90	(0.44)
Total income (loss) from operations	0.20	(2.32)	(0.39)	1.03	1.13	(0.22)

Less distributions from:
Net investment income	(0.13)	(0.19)	(0.13)	(0.18)	(0.25)	(0.23)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.13)	(0.19)	(0.17)	(0.39)	(0.34)	(0.23)

Net asset value, end of period	$10.65	$10.58	$13.09	$13.65	$13.01	$12.22
Total return[3]	1.81%	(17.73)%	(2.88)%	7.96%	9.27%	(1.76)%

Net assets, end of period (000s)	$39,165	$45,614	$83,677	$98,221	$65,850	$46,145

Ratios to average net assets:
Gross expenses	1.52%[4]	1.51%	1.52%	1.52%	1.52%	1.53%
Net expenses[5,6]	1.52 [4]	1.51	1.52	1.51	1.52	1.52
Net investment income	2.50 [4]	1.44	0.46	0.84	1.80	1.78

Portfolio turnover rate[7]	35%	64%	72%	111%	125%[8]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.60	$13.12	$13.66	$13.02	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.14	0.19	0.09	0.16	0.29	0.26
Net realized and unrealized gain (loss)	0.07	(2.50)	(0.43)	0.91	0.89	(0.44)
Total income (loss) from operations	0.21	(2.31)	(0.34)	1.07	1.18	(0.18)

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.16)	(0.22)	(0.29)	(0.27)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.14)	(0.21)	(0.20)	(0.43)	(0.38)	(0.27)

Net asset value, end of period	$10.67	$10.60	$13.12	$13.66	$13.02	$12.22
Total return[3]	1.88%	(17.58)%	(2.48)%	8.24%	9.73%	(1.43)%

Net assets, end of period (000s)	$200	$373	$658	$1,649	$2,686	$12,024

Ratios to average net assets:
Gross expenses	1.40%[4]	1.29%	1.26%	1.25%	1.19%	1.19%
Net expenses[5,6]	1.40 [4]	1.29	1.25	1.25	1.19	1.19
Net investment income	2.58 [4]	1.66	0.69	1.17	2.30	2.11

Portfolio turnover rate[7]	35%	64%	72%	111%	125%[8]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	87

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.59	$13.10	$13.66	$13.01	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.17	0.25	0.16	0.22	0.32	0.31
Net realized and unrealized gain (loss)	0.06	(2.50)	(0.46)	0.92	0.90	(0.45)
Total income (loss) from operations	0.23	(2.25)	(0.30)	1.14	1.22	(0.14)

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.22)	(0.28)	(0.34)	(0.31)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.17)	(0.26)	(0.26)	(0.49)	(0.43)	(0.31)

Net asset value, end of period	$10.65	$10.59	$13.10	$13.66	$13.01	$12.22
Total return[3]	2.26%	(17.22)%	(2.18)%	8.73%	10.13%	(1.06)%

Net assets, end of period (millions)	$107	$126	$199	$207	$234	$181

Ratios to average net assets:
Gross expenses	0.83%[4]	0.81%	0.80%	0.80%	0.81%	0.81%
Net expenses[5,6]	0.83 [4]	0.81	0.80	0.79	0.80	0.81
Net investment income	3.19 [4]	2.16	1.18	1.60	2.54	2.49

Portfolio turnover rate[7]	35%	64%	72%	111%	125%[8]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.59	$13.10	$13.66	$13.02	$12.23	$12.68

Income (loss) from operations:
Net investment income	0.16	0.21	0.11	0.17	0.28	0.26
Net realized and unrealized gain (loss)	0.05	(2.49)	(0.45)	0.91	0.90	(0.44)
Total income (loss) from operations	0.21	(2.28)	(0.34)	1.08	1.18	(0.18)

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.18)	(0.23)	(0.30)	(0.27)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.15)	(0.23)	(0.22)	(0.44)	(0.39)	(0.27)

Net asset value, end of period	$10.65	$10.59	$13.10	$13.66	$13.02	$12.23
Total return[3]	2.11%	(17.47)%	(2.50)%	8.37%	9.68%	(1.39)%

Net assets, end of period (000s)	$24,655	$23,893	$35,216	$31,357	$26,359	$24,268

Ratios to average net assets:
Gross expenses	1.13%[4]	1.14%	1.15%	1.13%	1.13%	1.14%[5]
Net expenses[6,7]	1.12 [4]	1.13	1.14	1.13	1.13	1.14 [5]
Net investment income	2.91 [4]	1.85	0.84	1.24	2.23	2.16

Portfolio turnover rate[8]	35%	64%	72%	111%	125%[9]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	89

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.58	$13.09	$13.65	$13.01	$12.21	$12.66

Income (loss) from operations:
Net investment income	0.19	0.29	0.20	0.26	0.37	0.35
Net realized and unrealized gain (loss)	0.07	(2.49)	(0.45)	0.92	0.91	(0.44)
Total income (loss) from operations	0.26	(2.20)	(0.25)	1.18	1.28	(0.09)

Less distributions from:
Net investment income	(0.19)	(0.31)	(0.27)	(0.33)	(0.39)	(0.36)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.19)	(0.31)	(0.31)	(0.54)	(0.48)	(0.36)

Net asset value, end of period	$10.65	$10.58	$13.09	$13.65	$13.01	$12.21
Total return[3]	2.45%	(16.93)%	(1.84)%	9.12%	10.44%	(0.63)%

Net assets, end of period (millions)	$10,229	$8,889	$13,094	$13,191	$8,470	$5,354

Ratios to average net assets:
Gross expenses	0.53%[4]	0.54%	0.53%	0.54%[5]	0.54%[5]	0.53%
Net expenses[6,7]	0.45 [4]	0.45	0.45	0.45 [5]	0.45 [5]	0.45
Net investment income	3.59 [4]	2.53	1.53	1.91	2.88	2.86

Portfolio turnover rate[8]	35%	64%	72%	111%	125%[9]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$10.60	$13.11	$13.67	$13.03	$12.23	$12.68

Income (loss) from operations:
Net investment income	0.19	0.29	0.21	0.26	0.38	0.36
Net realized and unrealized gain (loss)	0.06	(2.49)	(0.46)	0.92	0.90	(0.45)
Total income (loss) from operations	0.25	(2.20)	(0.25)	1.18	1.28	(0.09)

Less distributions from:
Net investment income	(0.19)	(0.31)	(0.27)	(0.33)	(0.39)	(0.36)
Net realized gains	—	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.19)	(0.31)	(0.31)	(0.54)	(0.48)	(0.36)

Net asset value, end of period	$10.66	$10.60	$13.11	$13.67	$13.03	$12.23
Total return[3]	2.37%	(16.87)%	(1.80)%	9.14%	10.55%	(0.68)%

Net assets, end of period (millions)	$4,130	$4,486	$6,830	$5,846	$4,197	$3,485

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%[5]	0.42%[5]	0.42%[5]	0.43%[5]	0.42%[5]
Net expenses[6,7]	0.41 [4]	0.42 [5]	0.42 [5]	0.42 [5]	0.42 [5]	0.42 [5]
Net investment income	3.61 [4]	2.56	1.56	1.95	2.94	2.91

Portfolio turnover rate[8]	35%	64%	72%	111%	125%[9]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended June 30, 2023 and 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2023 Semi-Annual Report	91

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

92	Western Asset Core Bond Fund 2023 Semi-Annual Report

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,584,677,598	—	$5,584,677,598
Mortgage-Backed Securities	—	4,992,625,364	—	4,992,625,364
Collateralized Mortgage Obligations	—	1,861,828,413	—	1,861,828,413
U.S. Government & Agency Obligations	—	1,486,320,751	—	1,486,320,751
Asset-Backed Securities	—	1,002,467,041	—	1,002,467,041
Sovereign Bonds	—	371,073,042	—	371,073,042
U.S. Treasury Inflation Protected Securities	—	163,251,095	—	163,251,095
Purchased Options	$29,341,440	—	—	29,341,440
Municipal Bonds	—	172,193	—	172,193
Total Long-Term Investments	29,341,440	15,462,415,497	—	15,491,756,937
Short-Term Investments†	458,682,152	—	—	458,682,152
Total Investments	$488,023,592	$15,462,415,497	—	$15,950,439,089
Other Financial Instruments:
Futures Contracts††	$96,506,980	—	—	$96,506,980
Centrally Cleared Interest Rate Swaps††	—	$88,481,047	—	88,481,047
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$21,618	21,618
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	20,237,094	—	20,237,094
Total Other Financial Instruments	$96,506,980	$108,718,141	$21,618	$205,246,739
Total	$584,530,572	$15,571,133,638	$21,618	$16,155,685,828

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$34,298,893	—	—	$34,298,893
Futures Contracts††	105,585,662	—	—	105,585,662
Centrally Cleared Interest Rate Swaps††	—	$62,556,196	—	62,556,196
OTC Total Return Swaps	—	7,534,558	—	7,534,558
Total	$139,884,555	$70,090,754	—	$209,975,309

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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Notes to financial statements (unaudited) (cont’d)

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

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OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the total notional value of all credit default swaps to sell protection was $2,395,907,951. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit

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Notes to financial statements (unaudited) (cont’d)

soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest

98	Western Asset Core Bond Fund 2023 Semi-Annual Report

rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2023, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. and Nomura Securities Inc. in the amounts of $1,417,910 and $513,113, respectively.

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Notes to financial statements (unaudited) (cont’d)

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

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Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

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Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund held OTC total return swaps with credit related contingent features which had a liability position of $7,534,558. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,591,744 which could be used to reduce the required payment.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

102	Western Asset Core Bond Fund 2023 Semi-Annual Report

(q) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

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Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $4,131,292, which included an affiliated money market fund waiver of $257,369.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2023	$8,220	$11,068,361
Expires December 31, 2024	60,006	8,988,555
Expires December 31, 2025	—	3,873,923
Total fee waivers/expense reimbursements subject to recapture	$68,226	$23,930,839

For the six months ended June 30, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$2,798

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

104	Western Asset Core Bond Fund 2023 Semi-Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$21,279	—
CDSCs	75	$343

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations
Purchases	$717,428,954	$9,719,194,494
Sales	570,684,221	9,181,723,234

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$17,590,192,376	$50,656,421	$(1,690,409,708)	$(1,639,753,287)
Written options	(25,005,216)	6,868,511	(16,162,188)	(9,293,677)
Futures contracts	—	96,506,980	(105,585,662)	(9,078,682)
Swap contracts	598,435	108,729,625	(70,090,754)	38,638,871

Western Asset Core Bond Fund 2023 Semi-Annual Report	105

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$29,341,440	—	$29,341,440
Futures contracts[3]	96,506,980	—	96,506,980
OTC swap contracts[4]	—	$21,618	21,618
Centrally cleared swap contracts[5]	88,481,047	20,237,094	108,718,141
Total	$214,329,467	$20,258,712	$234,588,179

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$34,298,893
Futures contracts[3]	105,585,662
OTC swap contracts[4]	7,534,558
Centrally cleared swap contracts[5]	62,556,196
Total	$209,975,309

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

106	Western Asset Core Bond Fund 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(73,869,644)	—	$(73,869,644)
Futures contracts	(118,582,620)	—	(118,582,620)
Written options	127,012,403	—	127,012,403
Swap contracts	206,901,873	$49,199,423	256,101,296
Total	$141,462,012	$49,199,423	$190,661,435
[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$16,047,478	—	$16,047,478
Futures contracts	(9,624,740)	—	(9,624,740)
Written options	(7,079,439)	—	(7,079,439)
Swap contracts	(253,548,525)	$302,933	(253,245,592)
Total	$(254,205,226)	$302,933	$(253,902,293)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$12,966,745
Written options	19,413,533
Futures contracts (to buy)	9,410,720,704
Futures contracts (to sell)	10,055,961,402

Average Notional Balance
Interest rate swap contracts	$2,880,807,857
Credit default swap contracts (sell protection)	4,160,270,258
Total return swap contracts	70,320,000

Western Asset Core Bond Fund 2023 Semi-Annual Report	107

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Bank of America N.A.	$21,618	—	$21,618	—	$21,618
JPMorgan Chase & Co.	—	$(7,534,558)	(7,534,558)	$7,534,558	—
Total	$21,618	$(7,534,558)	$(7,512,940)	$7,534,558	$21,618

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$730,186	$450,709
Class C	212,647	22,243
Class C1	856	351
Class FI	144,299	95,552
Class R	61,196	26,001
Class I	—	5,547,614
Class IS	—	78,511
Total	$1,149,184	$6,220,981

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class A	$10,262
Class C	741
Class C1	4
Class FI	1,995

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Waivers/Expense Reimbursements
Class R	$431
Class I	4,042,035
Class IS	75,824
Total	$4,131,292

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$9,344,619	$14,705,691
Class C	526,262	959,725
Class C1	3,128	8,766
Class FI	1,823,857	3,658,720
Class R	352,883	537,254
Class I	169,619,495	272,277,227
Class IS	77,658,948	145,920,579
Total	$259,329,192	$438,067,962

7. Capital shares

At June 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	13,623,752	$146,840,528	21,943,963	$248,878,588
Shares issued on reinvestment	585,595	6,316,743	816,125	9,097,423
Shares repurchased	(10,977,045)	(118,547,758)	(23,927,194)	(270,803,316)
Net increase (decrease)	3,232,302	$34,609,513	(1,167,106)	$(12,827,305)

Class C
Shares sold	269,001	$2,899,865	827,700	$9,249,852
Shares issued on reinvestment	40,316	435,156	69,786	777,974
Shares repurchased	(941,732)	(10,178,707)	(2,978,273)	(33,813,973)
Net decrease	(632,415)	$(6,843,686)	(2,080,787)	$(23,786,147)
Class C1
Shares sold	204	$2,207	437	$5,056
Shares issued on reinvestment	289	3,128	783	8,761
Shares repurchased	(16,971)	(184,376)	(16,188)	(185,364)
Net decrease	(16,478)	$(179,041)	(14,968)	$(171,547)

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Class FI
Shares sold	965,017	$10,429,857	3,331,951	$38,394,433
Shares issued on reinvestment	163,301	1,763,676	316,370	3,546,079
Shares repurchased	(3,010,063)	(32,462,981)	(6,885,530)	(77,877,445)
Net decrease	(1,881,745)	$(20,269,448)	(3,237,209)	$(35,936,933)

Class R
Shares sold	325,062	$3,518,004	524,603	$5,950,502
Shares issued on reinvestment	32,307	348,819	47,512	529,981
Shares repurchased	(299,885)	(3,252,147)	(1,003,325)	(11,780,408)
Net increase (decrease)	57,484	$614,676	(431,210)	$(5,299,925)

Class I
Shares sold	229,928,396	$2,486,547,700	327,791,779	$3,683,912,455
Shares issued on reinvestment	14,438,517	155,759,161	22,478,307	251,915,005
Shares repurchased	(123,782,489)	(1,335,446,274)	(510,390,984)	(5,831,853,370)
Net increase (decrease)	120,584,424	$1,306,860,587	(160,120,898)	$(1,896,025,910)

Class IS
Shares sold	45,218,208	$488,582,803	109,988,394	$1,255,449,381
Shares issued on reinvestment	5,757,544	62,211,818	10,306,751	115,709,115
Shares repurchased	(86,937,325)	(939,841,588)	(217,922,538)	(2,475,128,163)
Net decrease	(35,961,573)	$(389,046,967)	(97,627,393)	$(1,103,969,667)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

110	Western Asset Core Bond Fund 2023 Semi-Annual Report

or some portion of the six months ended June 30, 2023. The following transactions were effected in such companies for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$5,898,591	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	644,150,557	$3,099,522,614	3,099,522,614	$3,284,991,019	3,284,991,019
	$650,049,148	$3,099,522,614		$3,284,991,019

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$184,152	$28,873	$5,927,464
Western Asset Premier Institutional Government Reserves, Premium Shares	—	13,953,829	—	458,682,152
	—	$14,137,981	$28,873	$464,609,616

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

Western Asset Core Bond Fund 2023 Semi-Annual Report	111

Notes to financial statements (unaudited) (cont’d)

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $1,936,718,708, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

112	Western Asset Core Bond Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Corporation and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Core Bond Fund	113

Board approval of management and subadvisory agreements (unaudited) (cont’d)

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional core bond funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2022 was below the median and that its performance for the 10-year period ended December 31, 2022 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 10-year period ended December 31, 2022 and trailed the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31,

114	Western Asset Core Bond Fund

2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and the Actual Management Fee was equal to the median. The Board noted that the Fund’s actual total expense ratio was approximately equal to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and Actual Management Fee was equal to the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did

Western Asset Core Bond Fund	115

Board approval of management and subadvisory agreements (unaudited) (cont’d)

not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

116	Western Asset Core Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Core Bond Fund	117

Statement regarding liquidity risk management program (unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

118	Western Asset Core Bond Fund

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them,

you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012825 08/23 SR23-4705

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2023